Offerings	Nov. 04, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	2025 Series A Equity Units
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.00
Offering Note	This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in The Southern Company's Registration Statement on Form S-3 (File No. 333-277138) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. Represents an aggregate amount of $2,000,000,000 of the 2025 Series A Equity Units offered hereby and an aggregate amount of $2,000,000,000 of the Common Stock for which consideration will be received upon settlement of the Stock Purchase Contracts. Each 2025 Series A Equity Unit will consist of (i) a Stock Purchase Contract, (ii) initially a 1/40 undivided beneficial ownership interest in $1,000 principal amount of the Series 2025B Remarketable Senior Notes due December 15, 2030 and (iii) initially a 1/40 undivided beneficial ownership interest in $1,000 principal amount of the Series 2025C Remarketable Senior Notes due December 15, 2033.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering Note	See above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2025B Remarketable Senior Notes due December 15, 2030
Fee Rate	0.01381%
Offering Note	See above.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2025C Remarketable Senior Notes due December 15, 2033
Fee Rate	0.01381%
Offering Note	See above.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $5 per share
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.00
Offering Note	See above.